Equity (Dividend Restrictions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Dividends paid	$ 0	$ 0	$ 0
Forecast [Member]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval				$ 22